June 8, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, N.E.
Washington, DC 20549

Re:	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
1933 Act File No. 33-19655
1940 Act File No. 811-5454

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 33 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 5, 2007.

Please address any comments or questions to the undersigned at (212) 922-6833.

Very truly yours,

/s/ Beth Larkin
Beth Larkin